Receivables from Customers (Tables)	12 Months Ended
Dec. 31, 2023
Receivables From Customers
Schedule of Trade and Other Receivables

	Balances not yet due	Up to 90 days past due	More than 91 up to 360 days past due	More than 361 days past due	2023	2022
Billed supply	2,041	428	561	821	3,851	3,240
Unbilled supply	1,373	-	-	-	1,373	1,244
Other concession holders – wholesale supply	26	47	-	-	73	67
Other concession holders – wholesale supply, unbilled	369	-	-	-	369	369
CCEE (Power Trading Chamber)	84	22	6	2	114	162
Concession Holders – power transport	53	62	10	48	173	180
Concession Holders – power transport, unbilled	391	-	-	-	391	370
(–) Provision for expected credit losses	(165)	(22)	(80)	(600)	(867)	(820)

	4,172	537	497	271	5,477	4,812

Current assets					5,434	4,769
Non-current assets					43	43

Schedule of Provision for Allowance for Doubtful Accounts

	2023	2022
Residential	322	272
Industrial	173	168
Commercial, services and others	237	203
Rural	40	33
Public authorities	27	28
Public lighting	2	1
Public services	27	33
Charges for use of the network (TUSD)	39	82

	867	820

Schedule of Changes in Provision for Doubtful Accounts

Balance at December 31, 2020	712

Additions (note 28)	144
Disposals	(23)

Balance at December 31, 2021	833

Additions (note 28)	239
Changes to estimate assumptions	(130)
Disposals	(122)

Balance at December 31, 2022	820

Additions (note 28)	174
Disposals	(127)

Balance at December 31, 2023	867